ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 10.1%
4,762	AeroVironment, Inc.(a)	$ 706,443
15,785	Airbus S.E. - ADR	898,640
1,021	Axon Enterprise, Inc.(a)	578,458
12,403	BAE Systems plc - ADR	1,341,881
18,799	Embraer S.A. - ADR	1,345,256
3,450	General Dynamics Corporation	1,281,157
15,381	Kratos Defense & Security Solutions, Inc.(a)	784,123
7,896	Mercury Systems, Inc.(a)	689,558
67,799	Rolls-Royce Holdings plc - ADR	1,376,999
9,978	Safran S.A. - ADR	970,460
		9,972,975
	APPAREL & TEXTILE PRODUCTS - 0.8%
19,993	NIKE, Inc., Class B	780,927

	ASSET MANAGEMENT - 3.6%
850	Blackrock, Inc.	982,269
10,351	Charles Schwab Corporation (The)	1,136,747
26,545	UBS Group A.G.	1,479,087
		3,598,103
	BANKING - 4.8%
20,602	Bank of America Corporation	1,276,088
8,504	Citigroup, Inc.	1,119,296
2,626	Credicorp Ltd.	962,114
3,674	JPMorgan Chase & Company	1,308,017
		4,665,515
	BEVERAGES - 1.6%
23,212	Celsius Holdings, Inc.(a)	730,017
6,308	Fomento Economico Mexicano S.A.B. de C.V. - ADR	759,546
		1,489,563
	BIOTECH & PHARMA - 7.4%
1,085	Argenx S.E. - ADR(a)	1,119,351
17,352	Galderma Group A.G. - ADR	718,199
15,313	Halozyme Therapeutics, Inc.(a)	1,630,681
11,925	Ionis Pharmaceuticals, Inc.(a)	719,793

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	BIOTECH & PHARMA - 7.4% (Continued)
4,901	Johnson & Johnson	$ 1,302,931
3,137	Vertex Pharmaceuticals, Inc.(a)	1,708,159
		7,199,114
	CHEMICALS - 0.7%
16,828	Air Liquide S.A. - ADR	661,340

	DATA CENTER REIT - 1.1%
1,064	Equinix, Inc.	1,113,710

	E-COMMERCE DISCRETIONARY - 5.4%
8,984	Alibaba Group Holding Ltd. - ADR	1,024,356
16,495	Amazon.com, Inc.(a)	4,284,906
		5,309,262
	ELECTRIC UTILITIES - 1.8%
17,252	Dominion Energy, Inc.	1,138,805
7,064	National Grid plc - ADR	559,186
		1,697,991
	ELECTRICAL EQUIPMENT - 3.7%
7,879	BWX Technologies, Inc.	1,199,894
3,346	ESCO Technologies, Inc.	913,558
2,108	Littelfuse, Inc.	868,875
4,720	nVent Electric PLC	711,540
		3,693,867
	ENGINEERING & CONSTRUCTION - 1.0%
27,039	Tetra Tech, Inc.	977,189

	HEALTH CARE FACILITIES & SERVICES - 1.1%
11,652	HealthEquity, Inc.(a)	1,124,884

	HOUSEHOLD PRODUCTS - 2.5%
67,015	Haleon plc - ADR	672,160
36,653	Shiseido Company Ltd. - ADR	856,214
14,329	Unilever plc - ADR	929,237
		2,457,611

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
3,750	VSE Corporation	$ 782,550

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
16,358	Lazard, Inc.	707,156
27,395	London Stock Exchange Group plc - ADR	828,699
		1,535,855
	INSURANCE - 1.0%
10,351	MetLife, Inc.	985,105

	INTERNET MEDIA & SERVICES - 6.1%
7,965	Alphabet, Inc., Class A	2,702,923
9,457	Baidu, Inc. - ADR(a)	901,062
2,045	Meta Platforms, Inc., Class A	1,170,435
9,966	Netflix, Inc.(a)	807,744
6,343	Uber Technologies, Inc.(a)	479,848
		6,062,012
	LEISURE FACILITIES & SERVICES - 3.0%
32,284	DraftKings, Inc.(a)	784,178
14,707	Shake Shack, Inc., Class A(a)	1,013,165
57,694	Super Group SGHC Ltd.	781,177
55,781	Wynn Macau Ltd. - ADR	404,970
		2,983,490
	LEISURE PRODUCTS - 0.7%
17,943	YETI Holdings, Inc.(a)	736,560

	MACHINERY - 1.0%
1,221	Caterpillar, Inc.	973,711

	MEDICAL EQUIPMENT & DEVICES - 3.9%
51,067	ConvaTec Group plc - ADR	620,464
9,865	Edwards Lifesciences Corporation(a)	895,249
7,077	Guardant Health, Inc.(a)	1,125,385
2,005	Thermo Fisher Scientific, Inc.	1,237,285
		3,878,383

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	METALS & MINING - 0.7%
25,000	Hudbay Minerals, Inc.	$ 716,500

	OIL & GAS PRODUCERS - 1.6%
17,343	BP PLC - ADR	743,494
3,770	Chevron Corporation	777,148
		1,520,642
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
8,000	TechnipFMC plc	625,200

	RETAIL - CONSUMER STAPLES - 0.7%
6,757	Walmart, Inc.	708,607

	RETAIL - DISCRETIONARY - 0.7%
2,214	Home Depot, Inc. (The)	725,816

	SEMICONDUCTORS - 11.5%
5,947	Broadcom, Inc.	2,202,412
13,810	GLOBALFOUNDRIES, Inc.	617,169
14,515	Intel Corporation(a)	1,299,238
14,397	NVIDIA Corporation	3,178,569
2,905	Onto Innovation, Inc.(a)	776,245
1,160	SiTime Corporation(a)	655,887
3,018	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,253,436
2,401	Texas Instruments, Inc.	626,445
8,769	Universal Display Corporation	729,318
		11,338,719
	SOFTWARE - 2.7%
5,324	Microsoft Corporation	2,700,812

	TECHNOLOGY HARDWARE - 11.1%
13,560	Apple, Inc.	4,296,485
2,825	Ciena Corporation(a)	1,081,410
9,494	Cisco Systems, Inc.	1,048,992
5,805	Corning, Inc.	863,378

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY HARDWARE - 11.1% (Continued)
9,427	Everpure, Inc., Class A(a)	$ 876,240
2,891	InterDigital, Inc.	968,572
55,151	Nintendo Company Ltd. - ADR	770,459
43,437	Sony Group Corporation - ADR	1,066,813
		10,972,349
	TECHNOLOGY SERVICES - 2.6%
17,589	Block, Inc.(a)	1,442,650
2,932	Visa, Inc., A	1,112,313
		2,554,963
	TELECOMMUNICATIONS - 2.5%
20,290	GDS Holdings Ltd. - ADR(a)	646,237
10,805	Millicom International Cellular S.A.	1,013,077
4,002	T-Mobile US, Inc.	722,121
		2,381,435

	TOTAL COMMON STOCKS (Cost $87,620,962)	96,924,760

	TOTAL INVESTMENTS - 98.3% (Cost $87,620,962)	$ 96,924,760
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	1,698,709
	NET ASSETS - 100.0%	$ 98,623,469

(a)	Non-income producing security.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 84.7%
	AEROSPACE & DEFENSE - 14.3%
5,066	AeroVironment, Inc.(a)	$ 751,541
2,066	Axon Enterprise, Inc.(a)	1,170,513
16,823	Embraer S.A. - ADR	1,203,854
16,696	Kratos Defense & Security Solutions, Inc.(a)	851,162
45,484	Rolls-Royce Holdings plc - ADR	923,780
12,502	Safran S.A. - ADR	1,215,945
		6,116,795
	BEVERAGES - 1.7%
24,024	Celsius Holdings, Inc.(a)	755,555

	BIOTECH & PHARMA - 5.7%
14,043	Halozyme Therapeutics, Inc.(a)	1,495,439
1,791	Vertex Pharmaceuticals, Inc.(a)	975,235
		2,470,674
	DATA CENTER REIT - 2.7%
1,124	Equinix, Inc.	1,176,513

	E-COMMERCE DISCRETIONARY - 7.5%
8,663	Alibaba Group Holding Ltd. - ADR	987,755
8,709	Amazon.com, Inc.(a)	2,262,337
		3,250,092
	ELECTRICAL EQUIPMENT - 4.9%
5,804	BWX Technologies, Inc.	883,891
1,554	Littelfuse, Inc.	640,528
4,000	nVent Electric PLC	603,000
		2,127,419
	ENGINEERING & CONSTRUCTION - 1.6%
19,020	Tetra Tech, Inc.	687,383

	HEALTH CARE FACILITIES & SERVICES - 2.3%
10,272	HealthEquity, Inc.(a)	991,659

	INTERNET MEDIA & SERVICES - 8.6%
4,753	Alphabet, Inc., Class A	1,612,930

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
Shares		Fair Value
	COMMON STOCKS — 84.7% (Continued)
	INTERNET MEDIA & SERVICES – 8.6% (Continued)
4,587	Baidu, Inc. - ADR(a)	$ 437,049
8,776	Netflix, Inc.(a)	711,295
12,986	Uber Technologies, Inc.(a)	982,391
		3,743,665
	LEISURE FACILITIES & SERVICES - 1.9%
32,751	DraftKings, Inc.(a)	795,522

	LEISURE PRODUCTS - 1.6%
16,969	YETI Holdings, Inc.(a)	696,577

	MEDICAL EQUIPMENT & DEVICES - 6.0%
16,170	Edwards Lifesciences Corporation(a)	1,467,428
7,152	Guardant Health, Inc.(a)	1,137,311
		2,604,739
	SEMICONDUCTORS - 12.6%
2,834	Broadcom, Inc.	1,049,544
13,282	GLOBALFOUNDRIES, Inc.	593,573
10,000	Intel Corporation(a)	895,100
7,520	NVIDIA Corporation	1,660,265
3,000	Onto Innovation, Inc.(a)	801,630
818	SiTime Corporation(a)	462,514
		5,462,626
	SOFTWARE - 1.6%
30,652	SentinelOne, Inc., Class A(a)	677,409

	TECHNOLOGY HARDWARE - 8.3%
2,000	Ciena Corporation(a)	765,600
6,500	Corning, Inc.	966,745
10,728	Everpure, Inc., Class A(a)	997,167
2,554	InterDigital, Inc.	855,667
		3,585,179

	THE FUTURE FUND LONG/SHORT ETF
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 84.7% (Continued)
	TECHNOLOGY SERVICES - 3.4%
17,712	Block, Inc.(a)	$ 1,452,738

	TOTAL COMMON STOCKS (Cost $33,126,403)	36,594,545

	TOTAL INVESTMENTS - 84.7% (Cost $33,126,403)	$ 36,594,545
	TOTAL SECURITIES SOLD SHORT (27.3)% - (Proceeds - $10,804,098)	(11,816,209)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 42.6%	18,444,109
	NET ASSETS - 100.0%	$ 43,222,445

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

Shares		Fair Value
	BUSINESS DEVELOPMENT COMPANIES — (2.8)%
	ASSET MANAGEMENT - (2.8)%
(61,000)	Ares Capital Corporation	$ (1,224,270)

	COMMON STOCKS — (24.5)%
	ASSET MANAGEMENT - (2.3)%
(7,000)	Blackstone, Inc.	(1,002,680)

	BANKING - (1.0)%
(8,000)	Banco Latinoamericano de Comercio Exterior S.A., Class E	(431,360)

	COMMERCIAL SUPPORT SERVICES - (1.8)%
(15,000)	H&R Block, Inc.	(774,750)

	ENGINEERING & CONSTRUCTION - (1.0)%
(700)	Quanta Services, Inc.	(424,963)

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — (24.5)% (Continued)
	INTERNET MEDIA & SERVICES - (1.4)%
(15,000)	Match Group, Inc.	$ (609,750)

	LEISURE FACILITIES & SERVICES - (1.1)%
(7,000)	Cava Group, Inc.	(460,250)

	LEISURE PRODUCTS - (1.2)%
(8,000)	Polaris, Inc.	(516,320)

	RETAIL - DISCRETIONARY - (3.3)%
(2,500)	Asbury Automotive Group, Inc.	(528,500)
(2,500)	Lithia Motors, Inc., Class A	(918,300)
		(1,446,800)
	SEMICONDUCTORS - (4.0)%
(500)	ASML Holding N.V. - ADR	(848,005)
(12,000)	ON Semiconductor Corporation	(889,080)
		(1,737,085)
	SPECIALTY FINANCE - (2.7)%
(15,000)	Synchrony Financial	(1,156,200)

	TECHNOLOGY HARDWARE - (1.9)%
(1,800)	Dell Technologies, Inc., Class C	(820,818)

	TECHNOLOGY SERVICES - (2.1)%
(3,000)	Equifax, Inc.	(567,480)
(300)	Fair Isaac Corporation	(344,163)
		(911,643)
	TRANSPORTATION & LOGISTICS - (0.7)%
(2,000)	CH Robinson Worldwide, Inc.	(299,320)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $10,804,098)	$ (11,816,209)

(a)	Non-income producing security.